Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Net increase	$ 117,738	$ 119,643	$ 65,527
Unlocking Of Assumptions
Assets:
Total assets (decrease) increase	(220,185)	(295,103)	(136,906)
Liabilities:
Total liabilities increase (decrease)	(337,923)	(414,746)	(202,433)
Unlocking Of Assumptions | Account balances and future policy benefit reserves
Liabilities:
Total liabilities increase (decrease)	(330,853)	(412,959)	(154,064)
Unlocking Of Assumptions | Unearned Premiums
Liabilities:
Total liabilities increase (decrease)	(7,070)	(1,787)	(48,369)
Unlocking Of Assumptions | DAC
Assets:
Total assets (decrease) increase	(177,274)	(246,669)	(109,797)
Unlocking Of Assumptions | DSI
Assets:
Total assets (decrease) increase	(35,266)	(51,156)	(32,400)
Unlocking Of Assumptions | VOBA
Assets:
Total assets (decrease) increase		(212)	(180)
Unlocking Of Assumptions | Reinsurance Recoverable
Assets:
Total assets (decrease) increase	$ (7,645)	$ 2,934	$ 5,471